Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	QUAKER INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000870355
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 27, 2023
Prospectus Date	rr_ProspectusDate	Oct. 27, 2023
CCM Core Impact Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CCM Core Impact Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CCM Core Impact Equity Fund (the “Fund”) seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as fees or commissions to financial intermediaries, which are not reflected in the table and example below. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in equity securities, principally in the common stocks of large companies that the Fund’s adviser, Community Capital Management, LLC (the “Adviser”) expects to demonstrate the long term ability to compound earnings at higher rates than the broader market, regardless of industry. The Fund is managed independent of any index sector weightings. The Adviser anticipates most of the Fund investments will be in US based companies although the Fund has the ability to invest internationally as well. To achieve its investment objective, the Adviser will, under normal market conditions, employ a tactical allocation philosophy using the following strategies:

●

Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and, at a minimum, maintain neutral posture toward environmental, social and governance (“ESG”) related risk.

●	Common Stocks. The Fund invests in the common stock of companies without regard to market capitalization.

●

Compounders. The Fund invests in companies the Adviser expects to demonstrate a long-term ability to compound its earnings per share (“EPS”) at a higher rate than the broad market, regardless of industry. To determine whether a company qualifies as a “Compounder”, the Adviser analyzes the company’s financial statements and evaluates its competitive advantages and management team.

●	Growth Stocks. The Fund invests its assets in the securities of companies which the Adviser believes will provide a higher total return than that of the index.

●

Large-Cap Securities. The Fund invests primarily in large-capitalization securities. The Adviser generally considers large-cap companies to be those companies with market capitalizations similar to those companies included in the S&P 500® Index.

●

Small- and Mid-Cap Securities. The Fund also may invest in the securities of small- and mid-cap companies. The Adviser generally considers small- and mid-cap companies to be those companies with a market capitalization range between $30 million and $18.6 billion.

●	Foreign Securities. The Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”).

●	Preferred Stocks. The Fund may invest in preferred stocks.

●	MLPs/REITs. The Fund may invest in master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”).

●

Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various areas in the equity markets. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Adviser perceives opportunity.

The Adviser uses an internally developed investment process to seek to develop a fully integrated portfolio of securities that includes ESG factors that the Adviser believes can deliver strong financial performance while simultaneously having positive, long-term economic and sustainable impact. Securities are categorized based on the following four-part segmentation:

●

Strong Positive Impact: Companies that we believe are significant contributors to society such as those that generate more than 50% of their revenue from a product or service and that align with one or more of our 18 impact themes: affordable health and rehabilitative care; affordable housing; arts, culture and the creative economy; disaster recovery, resilience and remediation; economic inclusion; education and childcare; enterprise development and jobs; environmental sustainability; gender lens; healthy communities; human empowerment; minority advancement; neighborhood revitalization; poverty alleviation; rural community development; seniors and the disabled; sustainable agriculture; and transit-oriented development (each, an “Impact Theme” and collectively, “Impact Themes”).

●	Moderate Positive Impact: Companies which have characteristics that align with one or more of our 18 impact themes and that we believe are a net benefit to society.

●	Neutral Impact: Companies that do not fall within the two categories above but where there exists the potential to be included in the two categories in the future.

●

Negative Impact: Companies with excessive ESG-related risk such as fossil fuel exploration and production or any activity related to coal, tobacco, chemical manufacturing, weapons, and prison management, among others. These securities are not eligible for investment.

At the Adviser’s discretion, other companies may also be excluded from the investment process due to their negative impact.

The Fund is fossil fuel free and will not invest in the following companies in accordance with maintaining a fossil-fuel free portfolio:

●	Companies that own[1], extract, produce, process, or refine fossil fuels, oil, gas, and coal.

●	Companies that store, transport, explore, or produce carbon-related fuels or energy sources.

●	Companies that are in the oil and gas equipment and services businesses.

The Fund may invest in:

●	Utilities that have current fossil fuel power sources above 15% but are actively transitioning to renewable sources.

●	Companies that are pursuing alternative energy technologies or are in alternative energy sectors.

●	Companies that are working to transition away from fossil fuels.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

●

Impact/ESG Risk. The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact/ESG screening process. Impact/ESG investing is qualitative and subjective by nature. There is no guarantee that impact/ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.

●

Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

●

Growth Risk. There is a risk that the Fund’s growth style may perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

●

Small-Cap and Mid-Cap Securities Risk. The Fund invests in companies with small market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community,

[1]

The Adviser will use the S&P Global definition for determining what is considered owning of fossil fuels, namely it is those companies that hold fossil fuel reserves which are defined as economically and technically recoverable sources of crude oil, natural gas, and thermal coal.

and may have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, small-capitalization stock prices have greater volatility than large company securities.

●

Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

●

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses, including tactical allocation strategies, in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

●

Master Limited Partnership Risk. The Fund’s exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

●

Real Estate Investment Trust Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a REIT is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

●

Recent Market Events Risk: U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The full impact of the COVID-19 pandemic and future pandemics cannot accurately be predicted and may negatively impact the value of the Fund’s investments. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective January 1, 2018, the Adviser became the investment manager for the Fund. While the Fund has operated for more than 10 years, the bar chart and average annual total return table only reflect the Fund’s performance since the Adviser began managing the Fund. The Fund’s performance for periods prior to January 1, 2018 is not shown because the Fund was managed by another investment adviser during those periods. The Fund’s returns after January 1, 2018 reflect the Adviser’s investment philosophy and strategies.

The following bar chart displays the annual return of the Fund from year to year. Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Performance would be lower if sales charges that were in effect during a portion of the period were included. Past performance does not guarantee or predict future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-272-0007
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ccminvests.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Advisor Class Shares as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance would be lower if sales charges that were in effect during a portion of the period were included.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performing Quarter:	21.97% in Q2 2020
Lowest Performing Quarter:	-22.16% in Q1 2020
		The Fund’s calendar year-to-date return as of September 30, 2023 was 9.52%.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table shows the risks of investing in the Fund by illustrating how the average annual returns for the 1-year, 5-year and since inception periods for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Advisor Class Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares. After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.ccminvests.com or by calling toll-free 888-272-0007.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2022
CCM Core Impact Equity Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QUAGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.87%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.98%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 201
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,306
Annual Return 2018	rr_AnnualReturn2018	(6.98%)
Annual Return 2019	rr_AnnualReturn2019	32.85%
Annual Return 2020	rr_AnnualReturn2020	18.71%
Annual Return 2021	rr_AnnualReturn2021	24.63%
Annual Return 2022	rr_AnnualReturn2022	(19.38%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.16%)
1 Year	rr_AverageAnnualReturnYear01	(19.38%)
5 Years	rr_AverageAnnualReturnYear05	8.07%
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Core Impact Equity Fund | Advisor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(23.01%)
5 Years	rr_AverageAnnualReturnYear05	6.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Core Impact Equity Fund | Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.85%)
5 Years	rr_AverageAnnualReturnYear05	6.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Core Impact Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAGIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.87%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.98%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,041
1 Year	rr_AverageAnnualReturnYear01	(19.18%)
5 Years	rr_AverageAnnualReturnYear05	8.34%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Core Impact Equity Fund | S&P 500® Fossil Fuel Free Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.87%)
5 Years	rr_AverageAnnualReturnYear05	9.38%
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Small/Mid-Cap Impact Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CCM Small/Mid-Cap Impact Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CCM Small/Mid-Cap Impact Value Fund (the “Fund”) seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as fees or commissions to financial intermediaries, which are not reflected in the table and example below. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the “Ratio of expenses to average net assets, before fees waived” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in the securities of small- and mid-capitalization U.S. companies. The Fund’s adviser, Community Capital Management, LLC (the “Adviser”) generally considers small- and mid-cap companies to be those that have similar market capitalizations at the time of purchase to companies represented by the Russell 2500® Index. As of September 30, 2023, the market capitalization of companies in the Russell 2500® Index ranged from $30 million to $18.6 billion. The capitalization range of companies in the Index may change with market conditions or due to changes in the composition of the Index and the Fund may invest in companies with market capitalizations outside of that range.

The Adviser seeks to achieve its investment objective by employing the following strategies when selecting securities:

●

Value Securities. The Fund invests in companies considered by the Adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth characteristics.

●

“Compounders.” The Fund invests in companies the Adviser expects to demonstrate a long-term ability to compound its earnings per share (“EPS”) at a higher rate than the broad market, regardless of industry. To determine whether a company qualifies as a “Compounder”, the Adviser analyzes the company’s financial statements and evaluates its competitive advantages and management team.

●

Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and maintain neutral posture toward environmental, social and governance (“ESG”) related risk.

●	Preferred Stocks. The Fund may invest in preferred stocks.

●	MLPs/REITS. The Fund may invest in master limited partnerships (“MLPs”) and real estate investment trusts (“REITS”).

The Adviser uses an internally developed investment process to seek to develop a fully integrated portfolio of securities that includes ESG factors that can deliver strong financial performance while simultaneously having positive, long-term economic and sustainable impact. Securities are categorized based on the following four-part segmentation:

●

Strong Positive Impact: Companies that we believe are significant contributors to society such as those that generate more than 50% of their revenue from a product or service and that align with one or more of our 18 impact themes: affordable health and rehabilitative care; affordable housing; arts, culture and the creative economy; disaster recovery, resilience and remediation; economic inclusion; education and childcare; enterprise development and jobs; environmental sustainability; gender lens; healthy communities; human empowerment; minority advancement; neighborhood revitalization; poverty alleviation; rural community development; seniors and the disabled; sustainable agriculture; and transit-oriented development (each, an “Impact Theme” and collectively, “Impact Themes”).

●	Moderate Positive Impact: Companies which have characteristics that align with one or more of our 18 impact themes and that we believe are a net benefit to society.

●	Neutral Impact: Companies that do not fall within the two categories above but where there exists the potential to be included in the two categories in the future.

●

Negative Impact: Companies with excessive ESG-related risk such as fossil fuel exploration and production or any activity related to coal, tobacco, chemical manufacturing, weapons, and prison management, among others. These securities are not eligible for investment.

At the Adviser’s discretion, other companies may also be excluded from the investment process due to their negative impact.

The Fund is fossil fuel free and will not invest in the following companies in accordance with maintaining a fossil-fuel free portfolio:

●	Companies that own[2], extract, produce, process, or refine fossil fuels, oil, gas, and coal.

●	Companies that store, transport, explore, or produce carbon-related fuels or energy sources.

●	Companies that are in the oil and gas equipment and services businesses.

The Fund may invest in:

●	Utilities that have current fossil fuel power sources above 15% but are actively transitioning to renewable sources.

●	Companies that are pursuing alternative energy technologies or are in alternative energy sectors.

●	Companies that are working to transition away from fossil fuels.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

●

Impact/ESG Risk. The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact/ESG screening process. Impact/ESG investing is qualitative and subjective by nature. There is no guarantee that impact/ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.

●

Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

●

Small-Cap and Mid-Cap Securities Risk. The Fund invests in companies with smaller market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may

[2]

The Adviser will use the S&P Global definition for determining what is considered owning of fossil fuels, namely it is those companies that hold fossil fuel reserves which are defined as economically and technically recoverable sources of crude oil, natural gas, and thermal coal.

be less well known to the investment community, and may have more volatile share prices. Also, smaller companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, small- and mid-capitalization stock prices have greater volatility than large company securities.

●

Value Securities Risk. The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth). If the Adviser’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

●

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

●

Liquidity Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

●

Master Limited Partnership Risk. The Fund’s exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

●

Real Estate Investment Trust Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a REIT is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

●

Recent Market Events Risk: U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The full impact of the COVID-19 pandemic and future pandemics cannot accurately be predicted and may negatively impact the value of the Fund’s investments. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective January 1, 2018, the Adviser became the investment manager for the Fund. While the Fund has operated for more than 10 years, the bar chart and average annual total return table only reflect the Fund’s performance since the Adviser began managing the Fund. The Fund’s performance for periods prior to January 1, 2018 is not shown because the Fund was managed by another investment adviser during those periods. The Fund’s returns after January 1, 2018 reflect the Adviser’s investment philosophy and strategies.

The following bar chart displays the annual return of the Fund from year to year. Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Performance would be lower if sales charges that were in effect during a portion of the period were included. Past performance does not guarantee or predict future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-272-0007
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ccminvests.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Advisor Class Shares as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance would be lower if sales charges that were in effect during a portion of the period were included.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performing Quarter:	25.16% in Q2 2020
Lowest Performing Quarter:	-48.72% in Q1 2020
		The Fund’s calendar year-to-date return as of September 30, 2023 was 1.41%.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table shows the risks of investing in the Fund by illustrating how the average annual returns for the 1-year, 5-year and since inception periods for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Advisor Class Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares. After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.ccminvests.com or by calling toll-free 888-272-0007.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2022
CCM Small/Mid-Cap Impact Value Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QUSVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.21%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	680
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,228
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,727
Annual Return 2018	rr_AnnualReturn2018	(7.05%)
Annual Return 2019	rr_AnnualReturn2019	25.23%
Annual Return 2020	rr_AnnualReturn2020	(20.05%)
Annual Return 2021	rr_AnnualReturn2021	35.53%
Annual Return 2022	rr_AnnualReturn2022	(18.04%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(48.72%)
1 Year	rr_AverageAnnualReturnYear01	(18.04%)
5 Years	rr_AverageAnnualReturnYear05	0.67%
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Small/Mid-Cap Impact Value Fund | Advisor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.20%)
5 Years	rr_AverageAnnualReturnYear05	(1.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Small/Mid-Cap Impact Value Fund | Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.57%)
5 Years	rr_AverageAnnualReturnYear05	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Small/Mid-Cap Impact Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QSVIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.21%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	604
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,102
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,473
1 Year	rr_AverageAnnualReturnYear01	(17.81%)
5 Years	rr_AverageAnnualReturnYear05	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Small/Mid-Cap Impact Value Fund | Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.08%)
5 Years	rr_AverageAnnualReturnYear05	4.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Small/Mid-Cap Impact Value Fund | Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.37%)
5 Years	rr_AverageAnnualReturnYear05	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Affordable Housing MBS ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY CCM Affordable Housing MBS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the CCM Affordable Housing MBS ETF (the “Fund”) is to generate a level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2023, the portfolio turnover rate of the Impact Shares Affordable Housing MBS ETF (the “Predecessor ETF”), the Fund’s predecessor fund, was 26%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example helps you compare the cost of investing in the Fund to the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets in mortgage-backed securities backed by pools of mortgage loans that the Fund’s adviser, Community Capital Management LLC (“CCM” or the “Adviser”) believes were made to minority families, low-income families, and/or families that live in persistent poverty areas. These loans include home loans in census tracts where more than 50% of the population is non-white and at least 40% of the population is living at or below the poverty line (defined as a racially or ethnically concentrated areas of poverty or “R/ECAP”); loans in counties where, for more than 20 years, 20% or more of the population has lived in poverty (defined as a persistent poverty county or “PPC”); and loans to minority borrowers or loans originated in a census tract where more than 50% of the population is a minority (also referred to as a majority-minority census tract). The Fund will invest at least 51% of its net assets in mortgage-backed securities that the Fund’s investment advisor believes will be deemed to be qualified under the Community Reinvestment Act of 1977 (“CRA”), so that financial institutions that are subject to the CRA may receive investment test or similar consideration/credit under the CRA with respect to shares of the Fund held by them. The Fund may also invest in mortgage-backed securities backed by pools of loans sourced from non-traditional originators including Community Development Financial Institutions (CDFIs) and minority-owned banks.

The mortgage-backed securities in which the Fund invests are issued and/or guaranteed by government- sponsored enterprises (each a “GSE”), such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Bank (“Freddie Mac”) and are therefore rated investment grade. To create the mortgage-backed securities in which the Fund invests, these GSEs securitize pools of mortgage loans and each mortgage loan in the pool must meet the conforming underwriting standards of the relevant agency. While securities issued or guaranteed by Ginnie Mae are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by Fannie Mae and Freddie Mac are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

Using a proprietary algorithm, CCM screens mortgage origination tapes to identify loans that are made to low- and moderate-income families and minorities. A “low-income borrower” is a person whose total annual income is 50% or less of the area median income (“AMI”) or average income for the community where they live. A “moderate-income borrower” is person whose total annual income is above 50% but less than 80% of the AMI or average income for the community where they live. CCM will designate a borrower as living in a persistent poverty area if the borrower’s address is located in one of the Federally designated PPCs. In addition, CCM assesses the loan-to-value and FICO scores of borrowers before selecting a mortgage for inclusion in the pools underlying the mortgage-backed securities for the Fund’s portfolio. When making investment decisions, CCM will consider coupon payments of the qualifying mortgage-backed security pools to manage the prepayment and/or extension risk of the Fund’s portfolio.

The Fund is a non-diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), but intends to adhere to the diversification requirements applicable to regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is not intended to be a complete investment program.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors. An investment in the Fund involves risks, including mortgage- related securities risk, interest rate risk, extension risk, credit risk and U.S. Government securities risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed- income markets. Further, recent and potential future changes in government policy may affect interest rates.

Fixed Income Risk. The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.

Mortgage-Related Securities Risk. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.

Active Investment Management Risk. The Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results. There is no guarantee that the Fund’s investment objective will be achieved.

Asset Class Risk. Securities in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

Cash Transactions Risk. The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. These risks may be greater when engaging in over-the-counter transactions or when the Fund conducts business with a limited number of counterparties.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Liquidity Risk. The Fund may hold certain investments that may trade over-the-counter or in limited volume or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress.

Market Price Variance Risk. Fund shares are listed for trading on NYSE (the “Exchange”) and can be bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of Shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, the securities held by the Fund may be traded in markets that close at a different time than NYSE. Liquidity in those securities may be reduced after the applicable closing times.

Accordingly, during the time when NYSE is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV may widen. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. In times of market stress, market makers and authorized participants may step away from their respective roles in making a market in Fund shares or in executing purchase and redemption orders, which could lead to variances between the market price of Fund shares and the underlying value of those shares. Also, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity of the Fund’s portfolio holdings, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. During periods of high market volatility, the Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop- loss order,” may cause the Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criterion with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop order. The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Fund.

Non-Diversification Risk. As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund. Although the Fund is “non-diversified” for purposes of the 1940 Act, the Fund intends to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, index providers, Authorized Participants (as defined below), market makers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Securities Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak can affect this value and you may lose money by investing in the Fund. These conditions (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long- term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, including earthquakes, fires, floods, hurricanes, tsunamis and weather- related phenomena generally, as well as the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak, can be highly disruptive to economies and markets, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

Significant Exposure Risk. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Specified Pools Risk. The Fund is expected to primarily invest in specified pools of mortgage loans. This may cause the Fund to take longer to fully achieve its principal investment strategy.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Transactions Risk. The Fund may purchase securities via to-be-announced transactions (“TBA Transactions”). In such a transaction, the purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchasing securities in a TBA Transaction may give rise to investment leverage and may increase the Fund’s volatility. Default by, or bankruptcy of, a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae or Freddie Mac and the value of their securities and the securities that they guarantee. Additionally, the U.S. Government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	Consequently, you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund. Although the Fund is “non-diversified” for purposes of the 1940 Act, the Fund intends to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the Predecessor ETF as the result of a reorganization of the Predecessor ETF into the Fund which is expected to occur in the third quarter of 2023 or first quarter of 2024 (the “Reorganization”). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows how the average annual total return for the 1 year period ending December 31, 2022, compares with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ended on or prior to the Reorganization reflect the performance and expenses of the Predecessor ETF. The returns shown for periods after the Reorganization reflect the performance and expenses of the Fund.

Updated information about the Fund’s performance can be found by visiting the Fund’s website at www.ccminvests.com or by calling toll-free 888-272-0007.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart shows how the average annual total return for the 1 year period ending December 31, 2022, compares with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-272-0007
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ccminvests.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance shown (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return(1) The bar chart shows the performance of the Predecessor ETF as of December 31, 2022.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns would be lower without the expense caps.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

(1)

Through September 30, 2023 (the most recently ended quarter for which data is available) year to date return of the Fund was -2.18%. The following table sets forth the Fund’s highest and lowest quarterly returns since inception.

Highest Performing Quarter:	1.62% in Q4 2022
Lowest Performing Quarter:	-4.89% in Q3 2022

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	This table compares the Predecessor ETF’s average annual total returns for the periods ended December 31, 2022 to those of an appropriate broad based index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Returns (For the Year Ended December 31, 2022 and Since Inception)
CCM Affordable Housing MBS ETF | CCM Affordable Housing MBS ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OWNS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.21%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 620
Annual Return 2022	rr_AnnualReturn2022	(11.27%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.89%)
1 Year	rr_AverageAnnualReturnYear01	(11.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.72%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2021
CCM Affordable Housing MBS ETF | CCM Affordable Housing MBS ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.54%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2021
CCM Affordable Housing MBS ETF | CCM Affordable Housing MBS ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.94%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2021
CCM Affordable Housing MBS ETF | Bloomberg U.S. MBS Index (The index returns do not reflect deductions for fees, expenses, or taxes.)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.86%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2021

[1]	The Total Annual Fund Operating Expenses do not correlate to the “Ratio of expenses to average net assets, before fees waived” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of MLPs and of shares in other investment companies (including exchange traded funds (“ETFs”)) and business development companies (“BDCs”). BDCs expenses are similar to the expenses paid by any operating company held by the Fund.
[2]	The Adviser has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any Rule 12b-1 fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, liquidations and other extraordinary expenses) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund’s average daily net assets through October 28, 2024. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. These waivers and reimbursements may be terminated at any time with respect to the Fund by its Board of Trustees upon sixty (60) days’ written notice to the Adviser without payment of any penalty and shall automatically terminate upon the termination of the Fund’s advisory contract with the Adviser.
[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[4]	Community Capital Management, Inc. (“CCM” or the “Adviser”) has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, brokerage commissions and other transaction costs, interest payments, acquired fund fees and expenses, extraordinary expenses and dividend expenses on short sales) of the Fund to 0.30% through October 31, 2023. This contract may not be terminated without the action or consent of the Fund’s Board of Trustees. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid.
[5]	The Predecessor ETF’s inception date was July 26, 2021.